Property, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure
PROPERTY, NET
Property, net consisted of:

	Estimated Useful Lives	December 31,
		2014	2013
	(Years)	(in millions)
Land	—	$148	$167
Land and leasehold improvements	3-20	107	94
Buildings	40	614	620
Machinery, equipment and tooling	3-20	3,265	3,007
Furniture and office equipment	3-10	256	208
Construction in progress	—	336	299
Total		4,726	4,395
Less: accumulated depreciation		(1,705)	(1,465)
Total property, net		$3,021	$2,930

For the year ended December 31, 2014, Delphi recorded asset impairment charges of $5 million in cost of sales and $2 million in selling, general and administrative expense related to declines in the fair values of certain fixed assets and capitalized software no longer being utilized. For the year ended December 31, 2013, Delphi did not incur impairment charges related to long-lived assets held for use. For the year ended December 31, 2012, Delphi recorded $15 million of impairment charges to cost of sales related to long-lived assets held for use in its Electronics and Safety segment in conjunction with a restructuring program implemented in that period.